Segment Information (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Global Technology Services
Segment Information
External revenue	$ 40,879	$ 38,201	$ 37,347
Global Technology Services | Services
Segment Information
External revenue	31,746	29,367	28,762
Global Technology Services | Maintenance
Segment Information
External revenue	7,515	7,250	6,956
Global Technology Services | Systems
Segment Information
External revenue	1,478	1,409	1,279
Global Technology Services | Software:
Segment Information
External revenue	140	175	351
Global Business Services
Segment Information
External revenue	19,284	18,223	17,653
Global Business Services | Services
Segment Information
External revenue	18,956	17,858	17,213
Global Business Services | Systems
Segment Information
External revenue	118	129	208
Global Business Services | Software:
Segment Information
External revenue	211	236	231
Software
Segment Information
External revenue	24,944	22,485	21,396
Software | Services
Segment Information
External revenue	2,022	1,603	1,302
Software | Software:
Segment Information
External revenue	22,921	20,882	20,094
Systems and Technology
Segment Information
External revenue	18,985	17,973	16,190
Systems and Technology | Servers
Segment Information
External revenue	12,362	11,619	10,627
Systems and Technology | Storage
Segment Information
External revenue	3,619	3,420	3,177
Systems and Technology | Microelectronics OEM
Segment Information
External revenue	1,975	1,938	1,550
Systems and Technology | Retail Store Solutions
Segment Information
External revenue	753	674	551
Systems and Technology | Microelectronics Services
Segment Information
External revenue	277	321	285
Global Financing
Segment Information
External revenue	2,102	2,238	2,302
Global Financing | Financing
Segment Information
External revenue	1,612	1,580	1,715
Global Financing | Used Equipment Sales
Segment Information
External revenue	$ 490	$ 659	$ 588